Consolidated Statements of Direct Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 2,321,999,131	$ 2,626,374,510	$ 2,296,830,656
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(1,517,256,079)	(1,802,751,639)	(1,526,444,730)
Payments to and on behalf of employees	(189,758,823)	(203,681,853)	(199,460,816)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(266,228,165)	(292,958,045)	(267,827,342)
Dividends received	1,176,079	411,041	601,022
Interest payments	(44,299,001)	(36,141,477)	(41,353,013)
Interest received	7,538,364	1,539,120	3,545,313
Income tax payments	(29,474,900)	(34,198,767)	(29,904,176)
Other cash movements (tax on bank debits Argentina and others)	(4,927,608)	(3,444,416)	(707,552)
Cash flows provided by (used in) Operating Activities	278,768,998	255,148,474	235,279,362
Cash flows provided by (used in) Investing Activities
Contributions made in associates			(15,615,466)
Proceeds from sale of Property, plant and equipment	3,570	18,904	260,116
Purchase of Property, plant and equipment	(85,874,958)	(110,683,258)	(121,063,273)
Purchase of intangible assets	(207,889)	(448,307)
Proceeds from other long-term assets (redemption of term deposits over 90 days)			13,883,132
Purchase of other long-term assets (term deposits over 90 days)	(472,551)	(70,373)
Payments on forward, term, option and financial exchange agreements	2,122,954	1,135,034	6,403,152
Other payments on the purchase of financial instruments	(139,449,884)		(1,953,309)
Net cash flows used in Investing Activities	(223,878,758)	(110,048,000)	(118,085,648)
Cash Flows generated from (used in) Financing Activities
Proceeds from short-term loans obtained	27,633,156	50,297,337	29,850,728
Loan payments	(25,197,737)	(74,332,889)	(44,234,859)
Lease liability payments	(3,974,086)	(2,989,457)	(2,395,966)
Dividend payments by the reporting entity	(99,985,500)	(86,265,896)	(87,535,698)
Other inflows (outflows) of cash (Placement and payment of public obligations)	214,565,128	(13,821,732)	(10,319,483)
Net cash flows (used in) generated by Financing Activities	113,040,961	(127,112,637)	(114,635,278)
Net increase in cash and cash equivalents before exchange differences	167,931,201	17,987,837	2,558,436
Effects of exchange differences on cash and cash equivalents	(13,574,854)	4,048,168	3,574,340
Effects of inflation on cash and cash equivalents	(2,393,634)	(2,006,632)	(4,836,279)
Net decrease in cash and cash equivalents	151,962,713	20,029,373	1,296,497
Cash and cash equivalents - beginning of period	157,567,986	137,538,613	136,242,116
Cash and cash equivalents - end of period	$ 309,530,699	$ 157,567,986	$ 137,538,613